Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2019
Non-current Liabilities [member]
Statement [LineItems]
Current Liabilities - Employee Benefits	NOTE 17. NON CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Long service leave	47,725	32,303

Current Liabilities [member]
Statement [LineItems]
Current Liabilities - Employee Benefits

NOTE 16. CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Annual leave	238,570	189,514

The current provision for employee benefits is in relation to accrued annual leave and covers all unconditional entitlements where employees have completed the required period of service. The entire amount of the provision is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations.